Share capital (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Private Placements [Member]
Statement [Line Items]
Warrants issued for private placement		3,878,789
Common stock shares issued		193,939
Common stock exercise price		$ 2.06
Warrants of additional paid in capital		$ 1,877,608
Stock Option [Member]
Statement [Line Items]
Options available for granting	8,820,000
Shares issuable upon exercise of warrants, maximum	15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual	15.00%